Bank Deposits (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Bank Deposits [Line Items]
Weighted average interest rate on deposits	0.10%	0.09%
Brokerage Customers Deposits [Member]
Bank Deposits [Line Items]
Deposits of related parties	$ 13,400.0	$ 11,500.0
Stifel Nicolaus [Member]
Bank Deposits [Line Items]
Interest bearing and time deposits of executive officers, directors, and affiliates	$ 0.2	$ 0.5